Income Taxes - Additional information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Entrance tax						$ 3.0
Entrance tax, annual decline in gain			20.00%
Norwegian corporate tax rate				27.00%	28.00%
Entrance tax paid, current	$ 0.1	$ 0.2		$ 0.6
Entrance tax payable, non current	$ 1.3		$ 1.3